SHARE-BASED COMPENSATION - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Outstanding beginning balance	82,475,968	107,133,353	86,221,721
Granted	8,424	32,710,153	26,509,592
Exercised	(12,413,256)	(54,385,484)	(5,597,960)
Forfeited	(1,709,938)	(2,982,054)
Outstanding ending balance	68,361,198	82,475,968	107,133,353	86,221,721
Vested and expected to vest as of December 31, 2022	68,361,198
Exercisable as of December 31, 2022	32,268,060
Weighted average exercise price
Outstanding beginning balance	$ 2.71	$ 1.16	$ 0.76
Granted	0.00	4.14	2.42
Forfeited	3.39	1.98
Exercised	1.59	0.55	1.00
Outstanding ending balance	2.90	$ 2.71	$ 1.16	$ 0.76
Vested and expected to vest as of December 31, 2022	2.90
Exercisable as of December 31, 2022	$ 2.08
Weighted average remaining contractual life
Outstanding ending	7 years 2 months 23 days	8 years 18 days	6 years 10 months 2 days	7 years 2 months 19 days
Vested and expected to vest as of December 31, 2022	7 years 2 months 23 days
Exercisable as of December 31, 2022	6 years 6 months 3 days
Aggregate intrinsic value
Outstanding ending Balance	$ 498,336	$ 1,214,916	$ 226,639	$ 65,994
Vested and expected to vest as of December 31, 2022	498,336
Exercisable as of December 31, 2022	$ 261,387
Weighted average grant-date fair value
Outstanding ending Balance	$ 2.99	$ 2.82	$ 0.64	$ 0.27
Vested and expected to vest as of December 31, 2022	2.99
Exercisable as of December 31, 2022	1.69
Exercise price	0.0001
Grant-date fair value	$ 12.13